Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits and Other Expenses (Tables) [Abstract]
Changes in the Projected Benefit Obligation of Pension Benefits and the Accumulated Benefit Obligation of Other Benefits and Fair Value of Plan Assets [Table Text Block]

	December 31,
	2012			2011
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,634	691	1,304	10,337	693	1,398
Service cost	3	-	11	6	1	13
Interest cost	514	32	60	520	34	71
Plan participants’ contributions	-	-	80	-	-	88
Actuarial loss (gain)	1,242	62	(23)	501	33	(105)
Benefits paid	(725)	(66)	(147)	(726)	(70)	(171)
Medicare Part D subsidy	-	-	11	-	-	10
Curtailment	-	-	(3)	(3)	-	-
Amendments	1	-	-	-	-	-
Liability transfer	47	-	-	-	-	-
Foreign exchange impact	1	-	-	(1)	-	-
Benefit obligation at end of year	11,717	719	1,293	10,634	691	1,304
Change in plan assets:
Fair value of plan assets at beginning of year	9,061	-	640	9,639	-	697
Actual return on plan assets	1,149	-	55	139	-	10
Employer contribution	9	66	(3)	10	70	6
Plan participants’ contributions	-	-	80	-	-	88
Benefits paid	(725)	(66)	(147)	(726)	(70)	(171)
Medicare Part D subsidy	-	-	11	-	-	10
Asset transfer	44	-	-	-	-	-
Foreign exchange impact	1	-	-	(1)	-	-
Fair value of plan assets at end of year	9,539	-	636	9,061	-	640
Funded status at end of year	$(2,178)	(719)	(657)	(1,573)	(691)	(664)
Amounts recognized in the balance sheet at end of year:
Liabilities	$(2,178)	(719)	(657)	(1,573)	(691)	(664)

Pension Plans Information with Benefit Obligations in Excess of Plan Assets

	December 31,
(in millions)	2012	2011
Projected benefit obligation	$12,391	11,325
Accumulated benefit obligation	12,389	11,321
Fair value of plan assets	9,490	9,061

Components of Net Periodic Benefit Cost

	December 31,
	2012			2011			2010
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Service cost	$3	-	11	6	1	13	5	-	13
Interest cost	514	32	60	520	34	71	554	37	78
Expected return on plan assets	(652)	-	(36)	(759)	-	(41)	(717)	-	(29)
Amortization of net actuarial loss	131	10	-	86	6	-	105	3	1
Amortization of prior service credit	-	-	(2)	-	-	(3)	-	-	(4)
Settlement loss	2	5	-	4	3	-	-	-	-
Curtailment loss (gain)	-	-	(3)	-	-	-	3	-	(4)
Net periodic benefit cost	(2)	47	30	(143)	44	40	(50)	40	55
Other changes in plan assets
and benefit obligations
recognized in other
comprehensive income:
Net actuarial loss (gain)	758	62	(42)	1,120	33	(74)	(59)	46	(9)
Amortization of net actuarial loss	(131)	(10)	-	(86)	(6)	-	(105)	(3)	(1)
Prior service cost	(2)	-	-	-	-	-	2	-	-
Amortization of prior service credit	-	-	2	-	-	3	-	-	4
Settlement	(1)	(5)	-	(4)	(3)	-	-	-	-
Curtailment	-	-	-	(3)	-	-	(3)	-	4
Translation adjustments	-	-	-	(1)	-	-	-	-	-
Total recognized in other
comprehensive income	624	47	(40)	1,026	24	(71)	(165)	43	(2)
Total recognized in net periodic
benefit cost and other
comprehensive income	$622	94	(10)	883	68	(31)	(215)	83	53

Amounts Recognized in Accumulated Other Comprehensive Income

	December 31,
	2012			2011
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Net actuarial loss	$3,323	184	19	2,699	137	61
Net prior service credit	(2)	-	(25)	-	-	(27)
Net transition obligation	-	-	1	-	-	1
Total	$3,321	184	(5)	2,699	137	35

Weighted Average Assumptions for Determining Net Periodic Benefit Cost

	December 31,
	2012		2011		2010
	Pension	Other	Pension	Other	Pension	Other
	benefits (1)	benefits	benefits (1)	benefits	benefits (1)	benefits
Discount rate	5.00%	4.75	5.25	5.25	5.75	5.75
Expected return on plan assets	7.50	6.00	8.25	6.00	8.25	8.25

  Includes both qualified and nonqualified pension benefits.

Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts
Year ended
December 31,
2013	$838	74	98	13
2014	813	69	100	14
2015	789	64	103	11
2016	785	64	105	11
2017	782	59	106	11
2018-2022	3,454	274	511	53

Balances of Pension Plan And Other Benefits Plan Assets Measured at Fair Value

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2012
Cash and cash equivalents	$-	312	-	312	164	23	-	187
Long duration fixed income (1)	545	3,124	1	3,670	-	-	-	-
Intermediate (core) fixed income (2)	71	355	-	426	65	116	-	181
High-yield fixed income	5	367	-	372	-	-	-	-
International fixed income	251	112	-	363	-	-	-	-
Domestic large-cap stocks (3)	854	499	-	1,353	-	102	-	102
Domestic mid-cap stocks	283	158	-	441	-	41	-	41
Domestic small-cap stocks (4)	309	15	-	324	-	30	-	30
International stocks (5)	578	341	1	920	28	47	-	75
Emerging market stocks	-	538	-	538	-	-	-	-
Real estate/timber (6)	100	1	328	429	-	-	-	-
Multi-strategy hedge funds (7)	-	187	71	258	-	-	-	-
Private equity	-	-	145	145	-	-	-	-
Other	-	31	48	79	1	-	22	23
Total plan investments	$2,996	6,040	594	9,630	258	359	22	639
Payable upon return of securities loaned				(112)				(3)
Net receivables (payables)				21				-
Total plan assets				$9,539				636
December 31, 2011
Cash and cash equivalents	$-	432	-	432	180	33	-	213
Long duration fixed income (1)	376	2,229	1	2,606	13	74	-	87
Intermediate (core) fixed income (2)	88	380	6	474	4	60	-	64
High-yield fixed income	10	366	1	377	-	12	-	12
International fixed income	147	184	-	331	5	6	-	11
Domestic large-cap stocks (3)	1,163	600	2	1,765	39	31	-	70
Domestic mid-cap stocks	364	183	-	547	12	21	-	33
Domestic small-cap stocks (4)	281	10	-	291	9	17	-	26
International stocks (5)	570	349	1	920	19	40	-	59
Emerging market stocks	-	574	-	574	-	19	-	19
Real estate/timber (6)	102	-	355	457	3	-	12	15
Multi-strategy hedge funds (7)	-	-	251	251	-	-	8	8
Private equity	-	-	129	129	-	-	4	4
Other	-	29	46	75	1	1	23	25
Total plan investments	$3,101	5,336	792	9,229	285	314	47	646
Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(23)				(1)
Total plan assets				$9,061				640

(1)       This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2) This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)       This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies. For December 31, 2012 and 2011, respectively, approximately 24% and 34% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.

(4)       This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)       This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)       This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(7)       This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

Changes in Level Three pension plan and other benefit plan assets measured at fair value

				Purchases,
	Balance			sales	Transfers	Balance
	beginning	Gains (losses)		and	Into/(Out of)	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year
Year ended December 31, 2012
Pension plan assets
Long duration fixed income	$1	-	-	-	-	1
Intermediate (core) fixed income	6	-	-	-	(6)	-
High-yield fixed income	1	-	-	-	(1)	-
Domestic large-cap stocks	2	-	-	-	(2)	-
International stocks	1	-	-	1	(1)	1
Real estate/timber	355	22	2	(51)	-	328
Multi-strategy hedge funds	251	1	2	8	(191)	71
Private equity	129	8	10	(2)	-	145
Other	46	1	3	(2)	-	48
	$792	32	17	(46)	(201)	594
Other benefits plan assets
Real estate/timber	$12	-	-	(12)	-	-
Multi-strategy hedge funds	8	-	-	(8)	-	-
Private equity	4	-	-	(4)	-	-
Other	23	-	-	(1)	-	22
	$47	-	-	(25)	-	22
Year ended December 31, 2011
Pension plan assets
Long duration fixed income	$-	-	-	1	-	1
Intermediate (core) fixed income	10	-	1	(5)	-	6
High-yield fixed income	1	-	-	-	-	1
Domestic large-cap stocks	4	-	(1)	(1)	-	2
International stocks	6	-	(1)	(4)	-	1
Real estate/timber	360	10	22	(37)	-	355
Multi-strategy hedge funds	313	5	(3)	(64)	-	251
Private equity	112	1	16	-	-	129
Other	41	4	-	1	-	46
	$847	20	34	(109)	-	792
Other benefits plan assets
Real estate/timber	$12	-	-	-	-	12
Multi-strategy hedge funds	10	-	-	(2)	-	8
Private equity	4	-	-	-	-	4
Other	22	-	-	1	-	23
	$48	-	-	(1)	-	47

(1)       All unrealized gains (losses) relate to instruments held at period end.

Expenses Not Otherwise Shown Separately in Financial Statements

	Year ended December 31,
(in millions)	2012	2011	2010
Outside professional services	$2,729	2,692	2,370
Contract services	1,011	1,407	1,642
Foreclosed assets	1,061	1,354	1,537
Operating losses	2,235	1,261	1,258
Outside data processing	910	935	1,046
Postage, stationery and supplies	799	942	944